Lincoln iShares(R) U.S. Moderate Allocation Fund
Lincoln iShares® U.S. Moderate Allocation Fund (Standard Class) Summary
Investment Objective
The investment objective of the Lincoln iShares® U.S. Moderate Allocation Fund (the “Fund”) is to seek long-term capital appreciation. Current income is also a consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Lincoln iShares(R) U.S. Moderate Allocation Fund Standard Class
Management Fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.09%	[1]
Acquired Fund Fees and Expenses (AFFE)	0.10%
Total Annual Fund Operating Expenses (including AFFE)	0.44%
Less Fee Waiver	(0.15%)	[2]
Total Annual Fund Operating Expenses	0.29%	[3]
[1]	Other expenses and AFFE are based on estimates for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.15% of the Fund's average daily net assets. This agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual consent of the Fund's board of trustees and the adviser.
[3]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example	1 year	3 years
Lincoln iShares(R) U.S. Moderate Allocation Fund | Standard Class | USD ($)	30	126

Expense Example, No Redemption	1 year	3 years
Lincoln iShares(R) U.S. Moderate Allocation Fund | Standard Class | USD ($)	30	126

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate has been provided.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in Exchange Traded Funds (“underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs. The underlying ETFs, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The Fund’s underlying ETF strategy is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

Under normal circumstances, the Fund, through the underlying ETFs, invests at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities. The Fund’s non-U.S. exposure may include emerging markets securities. Under normal circumstances, approximately 60% of the Fund’s underlying ETF assets will be invested primarily in equity securities (stocks) and approximately 40% of the Fund’s underlying ETF assets will be invested primarily in fixed income securities (bonds).

In general, the Fund invests in three different kinds of underlying ETFs: those that invest primarily in equity securities or certain other instruments described below (referred to as “equity funds”), those that invest primarily in fixed-income securities (referred to as “fixed-income funds”), and those that invest in a mix of securities and other instruments in which equity funds and fixed-income funds invest (referred to as “multi-asset funds”). Equity funds may include funds that invest in, among other things, domestic equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest.

Variations in the target asset allocation between equity and fixed-income securities, through investments in underlying ETFs, are permitted up to 10%. Therefore, based on a target equity/fixed-income allocation of 60%/40%, the Fund may have an equity/fixed-income allocation that ranges from 50%/50% to 70%/30%. Although variations beyond the 10% range are generally not permitted, the sub-adviser may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), or other factors. The percentage allocation to the various types of equity and fixed income securities are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). Reverse repurchase agreements may constitute borrowing. The Fund may use derivatives as a substitute for taking a position in an underlying ETF and such derivative exposure shall be included in the Fund’s equity or fixed-income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

Additional Information About Investment Strategies

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

Fund Performance
The Fund is expected to commence operations on or about February 1, 2017. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.